                                                                           Money
                                                                    Market Funds
                                                             Semi- Annual Report
                                      For the six months ended December 31, 1997


                                                        U.S. Treasury Securities
                                                               Money Market Fund


                                                         Prime Money Market Fund


                                                     Municipal Money Market Fund


                                                Ohio Municipal Money Market Fund




                                     [THE ONE GROUP FAMILY OF MUTUAL FUNDS LOGO]

           ----------------------------------------------------------

              Important Customer Information. Investment Products:

              * are not deposits or obligations of or guaranteed by,
                BANC ONE CORPORATION or any of its affiliates,

              * are not insured by the FDIC, and
                                                                         ----
              * are subject to investment risks, including possible      FDIC
                loss of the principal amount invested.                   LOGO
                                                                         ----
           -----------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Report From Your Investment Advisor........................................    2
Portfolio Performance Review...............................................    4
Schedules of Portfolio Investments..........................................   6
Statements of Assets and Liabilities.......................................   18
Statements of Operations...................................................   19
Statements of Changes in Net Assets........................................   20
Notes to Financial Statements..............................................   22
Financial Highlights.......................................................   28

--------------------------------------------------------------------------------
Report From Your Investment Advisor
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

We are pleased to present this semiannual report for The One Group(R) Family of Mutual Funds. On the following pages, you will find an overview of the financial markets and your fund's performance for the period from July 1, 1997, through December 31, 1997.

DEAR VALUED SHAREHOLDER:
Thank you for continuing to support The One Group Family of Mutual Funds during an interesting, challenging and ultimately rewarding year for investors.

Despite strong volatility throughout 1997 and turmoil in Asia, the Dow Jones Industrial Average was up 24.94% for 1997. Never before had the index returned more than 20% for three consecutive years. The S&P 500 Index soared even higher, closing the year up 33.36%.

At the same time, and largely the result of low inflation, a strong U.S. dollar and the flight to quality spurred by the Asian crisis, U.S. bond yields ended the year on an impressive note. The 30-year Treasury, for example, ended the year yielding 5.92%, close to its 20-year low. (As bond yields fall, bond prices go up.)

ONCE AGAIN, A PHILOSOPHY REINFORCED
While the calendar-year returns for both the stock and bond markets are impressive, events in the final six months of 1997 may be the most memorable. On August 6, the Dow closed at 8,259, a record high and its peak for the calendar year. Shortly thereafter, though, volatility rocked the market, as the effects of the Asian financial crisis worked their way west. These forces culminated on Monday, October 27, when the Dow plummeted more than 554 points, its largest-ever point decline.

This drop may be the defining moment for 1997's financial markets, and it presented a significant challenge for investors. But, rather than panicking, shareholders of The One Group demonstrated a clear understanding of market dynamics and the importance of maintaining a long-term investment philosophy.

I am pleased to report that there were no significant redemptions of One Group shares after "Black Monday." To us, this implies that our investors understand the potential dangers of selling their investments based on short-term volatility. In fact, The One Group experienced a record purchase day on Tuesday, October 28, indicating that investors realize the benefits of staying focused on the stock market's long-term potential.

TAX BILL CHANGES FACE OF INVESTING
The second half of 1997 may be remembered as much for the jubilance it brought investors as for the turmoil. The Taxpayer Relief Act of 1997 became law, ushering in lower capital gains taxes for investors and new investment opportunities poised to change the face of investing for years to come.

The cut in the capital gains tax rate may make investing in stocks even more attractive for many investors. As you are planning for your future financial needs and taking into consideration your appropriate asset allocation, please do not overlook the impact of the new tax treatment of capital gains.

And, while you're planning for your financial future, take note that the 1997 tax law makes investing in IRAs even more attractive, particularly with the introduction of the Roth IRA, a new type of account that offers tax-exempt distributions in retirement. In addition, the Traditional IRA has been enhanced with many new features.

The One Group can help you incorporate any of these retirement accounts into your investment plan. Speak to your investment representative or call 1-800-480-4111 for more information on IRAs.

SEEK ADVICE FOR A YEAR'S WORTH OF EVENTS
With 1997's record volatility and the new investment opportunities introduced by the tax law, now may be an ideal time to meet with your investment professional and make sure your investment plan remains on track to meet your financial needs.

As you probably know, your asset allocation--or the way your investment dollars are strategically distributed among stock, bond and cash investments according to your goals, risk tolerance and investing time frame--may be the single-greatest determinant of your long-term investment success. After a year full of market ups and downs, your asset allocation probably shifted. For example, stock market appreciation may have caused your allocation to equities to swing higher than called for in your plan. Your investment professional can help you evaluate your plan and, if necessary, get it back on track.

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Furthermore, your investment representative can help you make the most of the Taxpayer Relief Act of 1997. Many of the provisions take effect with the 1998 tax year, so make sure you start off the year with the strategy that's most appropriate for you.

Thank you for investing with The One Group Family of Mutual Funds and for your ongoing support of the firm's time-tested investment philosophies. We look forward to helping you achieve your financial goals in 1998 and beyond.

Sincerely,

LOGO
David J. Kundert
President and CEO,
Banc One Investment Advisors Corporation,
Investment Advisor to The One Group

David J. Kundert photo

For a prospectus with more complete information on The One Group Investor Funds, including management fees and expenses, please contact The One Group at 1-800-480-4111. Please read the prospectus carefully before investing.
(2/98)

--------------------------------------------------------------------------------
Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

ECONOMIC GROWTH REMAINS STRONG
Despite showing a slight slowdown from the first half of the year, U.S. economic growth during the second half of 1997 remained robust at a growth rate of 3.7%. For the entire 12-month period, the U.S. economy grew by a 3.8% growth rate.

Firm employment gains and strong consumer confidence fueled the growth rate. The unemployment rate headed steadily downward, ending the year at 4.7%. The economy witnessed an average of 301,500 new non-farm jobs being created per month, when all that is needed to absorb the growth in the labor force and keep the unemployment rate steady is 150,000.

LONG-TERM INTEREST RATES DECLINE
Slightly higher inflation in 1996 kept long-term interest rates relatively high throughout much of 1997. With prices climbing 3.3% on a year-over-year basis in 1996, investors feared that inflation would keep that pace or even climb higher in 1997.

But, as the year unfolded it became apparent that inflation was, indeed, under control. For the final six months of the year the inflation rate was 2.0%, and for the entire year prices were up only 1.7%, the best performance in 11 years.

Low prices helped pave the way for a significant decline in long-term interest rates by the end of the year. Also significant was the impact of the Asian financial crisis, which caused currency values to plunge and sent financial markets into turmoil. As worldwide events unfolded during the second half of the year, it became clear that the Asian economies would weaken. This caused investors throughout the world to turn to the safety of U.S. Treasury securities, which helped drive up prices.

As a result of these events, long-term interest rates showed a significant decline during the second half of 1997--a decline that was much greater than the economic fundamentals supported. At the end of the year, the yield on the 30-year U.S. Treasury bond was 5.92%, after starting the year at 6.64% and climbing to a high of 7.17% in early April.

FED REMAINS IDLE
The Federal Reserve remained on the sidelines during the second half of the year, after raising interest rates just once in all of 1997--a 0.25% increase of the federal funds rate in March. This lack of monetary policy action kept short-term interest rates relatively steady for the remainder of the year.

The impact of the Asian currency crisis and market meltdowns may have contributed to the Fed's decision to keep rates unchanged in the second half of 1997. While strong economic growth certainly created a valid reason for another rate hike, the Fed resisted the temptation, figuring that the Asian situation would contribute to slower growth ahead.

LOOKING AHEAD
In terms of U.S. economic growth, the Asian crisis remains a factor that can't be ignored. Thirty percent of U.S. exports go to Asia, and with many Asian countries facing currency devaluations of 35% to 80%, consumers in that region have significantly less purchasing power. Furthermore, there's the possibility that this currency crisis could spread to Latin America, where another 20% of U.S. exports are at risk if there are some currency devaluations.

The United States accounts for 28% of the non-Asian global economy, and, therefore, should be heavily influenced by the change in trade flows from Asia. Asian stock markets have dropped nearly 70% over the last several months, which undoubtedly will be reflected in lower overall consumption, particularly for foreign imports. And, as prices on goods produced in Asia continue to fall, U.S. imports from that region should go up.

As a result, cheaper goods coming from Asia, and possibly Latin America, should force domestic competitors to lower their prices (or face sharply lower sales prospects). This could push the U.S. inflation rate to as low as 1.5% in 1998, compared to 1.7% in 1997 and 3.3% in 1996. At the same time, fewer U.S. exports and greater imports should cause economic growth to slow to a 2% year-over-year average for 1998.

--------------------------------------------------------------------------------
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Given all the instability overseas and the impending effects of a slowdown in the U.S. economy, we believe that the Federal Reserve will lower interest rates in 1998, probably sometime in the second half of the year. Long-term interest rates should continue their downward trend, due to lower inflation and lower economic growth. By the end of the year, we may see the yield on the 30-year Treasury bond somewhere between 5.5% and 5.75%.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

--------------------------------------------------------------------------------
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT           SECURITY DESCRIPTION             COST
---------  -----------------------------------  ----------
                        U.S. TREASURY OBLIGATIONS (16.7%):
U.S. Treasury Bills (9.2%):
$  55,000  3/5/98 (b).........................  $   54,484
  150,000  3/26/98............................     148,202
   25,000  6/25/98............................      24,348
  100,000  11/12/98...........................      95,398
                                                ----------
                                                   322,432
                                                ----------
U.S. Treasury Notes (7.5%):
  120,000  5.25%, 7/31/98.....................     119,759
   95,000  6.13%, 8/31/98.....................      95,232
   50,000  5.88%, 10/31/98....................      50,113
                                                ----------
                                                   265,104
                                                ----------
  Total U.S. Treasury Obligations                  587,536
                                                ----------
                            REPURCHASE AGREEMENTS (83.6%):
  175,000  Aubrey G. Lanston & Co., 6.50%,
             1/2/98 (Collateralized by
             $169,891 various U.S. Treasury
             Securities, 5.88% - 6.63%,
             11/15/05 - 2/15/27, market
             value - $179,385)................     175,000
  175,000  Barclays De Zoette Wedd, 6.63%,
             1/2/98 (Collateralized by
             $202,633 various U.S. Treasury
             Securities, 0.00% - 12.38%,
             7/31/98 - 2/15/26, market
             value - $178,501)................     175,000
  160,000  CIBC Wood Gundy, 6.50%, 1/2/98
             (Collateralized by $121,298
             various U.S. Treasury Securities,
             7.25% - 12.00%,
             8/15/13 - 8/15/22, market
             value - $163,604)................     160,000
  299,317  Deutsche Morgan Grenfell, 6.80%,
             1/2/98 (Collateralized by
             $291,824 various U.S. Treasury
             Securities, 0.00% - 12.50%,
             8/15/98 - 5/15/21, market
             value - $305,303)................     299,317
  250,000  Deutsche Morgan Grenfell, 7.30%,
             1/5/98 (Collateralized by
             $243,743 various U.S. Treasury
             Securities, 0.00% - 12.50%,
             8/15/98 - 5/15/21, market
             value - $255,000)................     250,000

PRINCIPAL                                       AMORTIZED
 AMOUNT           SECURITY DESCRIPTION             COST
---------  -----------------------------------  ----------
                         REPURCHASE AGREEMENTS, CONTINUED:
$ 170,000  Donaldson, Lufkin & Jenrette,
             6.50%, 1/2/98 (Collateralized by
             $143,145 various U.S. Treasury
             Securities, 5.63% - 10.38%,
             2/15/99 - 2/15/19, market
             value - $173,400)................  $  170,000
  165,000  Dresdner Securities, 5.00%, 1/2/98
             (Collateralized by $140,996
             various U.S. Treasury Securities,
             6.25% - 8.13%, 8/15/21 - 8/15/25,
             market value - $167,391).........     165,000
  865,000  Goldman Sachs, 6.53%, 1/2/98
             (Collateralized by $799,232
             various U.S. Treasury Securities,
             0.00% - 13.13%,
             1/2/98 - 11/15/27, market
             value - $882,300)................     865,000
  175,000  HSBC Securities, 6.55%, 1/2/98
             (Collateralized by $307,505
             various U.S. Treasury Securities,
             0.00% - 11.75%,
             6/30/02 - 2/15/27, market
             value - $178,504)................     175,000
  175,000  J.P. Morgan Securities, 6.30%,
             1/2/98 (Collateralized by
             $169,587 various U.S. Treasury
             Securities, 5.63% - 7.25%,
             12/31/99 - 8/15/26, market
             value - $178,501)................     175,000
  175,000  Lehman Brothers Holding, Inc.,
             6.40%, 1/2/98 (Collateralized by
             $377,778 various U.S. Treasury
             Securities, 0.00%,
             11/15/98 - 2/15/23, market
             value - $178,503)................     175,000
  160,000  Morgan Stanley, 6.20%, 1/2/98
             (Collateralized by $158,825 U.S.
             Treasury Notes, 6.75% - 7.50%,
             6/30/99 - 11/15/01, market
             value - $163,282)................     160,000
                                                ----------
  Total Repurchase Agreements                    2,944,317
                                                ----------
         Total (Amortized Cost $3,531,853) (a)  $3,531,853
                                                ==========

------------

See notes to financial statements.

--------------------------------------------------------------------------------
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Percentages indicated are based on net assets of $3,521,750.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of December 31, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 CERTIFICATES OF DEPOSIT (3.5%):
 Banking (3.5%):
$ 25,000    Bankers Trust New York Corp.,
              6.11%, 3/25/98...................  $   24,998
  25,000    Bankers Trust New York Corp.,
              6.00%, 7/7/98....................      24,995
  25,000    Bankers Trust New York Corp.,
              5.88%, 7/14/98...................      24,996
  20,000    Bankers Trust New York Corp.,
              5.92%, 7/17/98...................      19,997
  25,000    Bankers Trust New York Corp.,
              5.91%, 8/7/98....................      24,994
                                                 ----------
   Total Certificates of Deposit                    119,980
                                                 ----------
                                  COMMERCIAL PAPER (52.5%):
 Automotive (1.9%):
  40,000    American Honda Finance Corp.,
              5.63%, 1/30/98...................      39,818
  25,000    Mitsubishi Motors Credit of
              America, Inc., 6.38%, 2/25/98....      24,757
                                                 ----------
                                                     64,575
                                                 ----------
 Banking (1.6%):
  25,000    Abbey National North America,
              5.54%, 3/16/98...................      24,716
  20,000    Galicia Funding Corp., 5.75%,
              3/2/98...........................      19,808
  10,000    Garanti Funding Corp., 5.75%,
              5/1/98...........................       9,808
                                                 ----------
                                                     54,332
                                                 ----------
 Computer Software (3.6%):
  18,200    CSC Enterprises, 5.61%, 1/6/98.....      18,186
  19,000    CSC Enterprises, 5.63%, 2/5/98.....      18,896
  25,850    CSC Enterprises, 5.66%, 2/10/98....      25,687
  30,000    CSC Enterprises, 5.70%, 2/12/98....      29,801
  30,000    CSC Enterprises, 5.75%, 3/4/98.....      29,703
                                                 ----------
                                                    122,273
                                                 ----------
 Construction (2.1%):
  27,000    Cemex, SA de CV, 5.56%, 1/8/98.....      26,971
  20,000    Cemex, SA de CV, 5.62%, 1/26/98....      19,922
  15,000    Cemex, SA de CV, 5.62%, 1/29/98....      14,934
  10,000    Cemex, SA de CV, 5.62%, 2/11/98....       9,936
                                                 ----------
                                                     71,763
                                                 ----------
 Consumer Goods & Services (0.7%):
  25,000    Newell Co., 5.60%, 2/3/98..........      24,872
                                                 ----------
 Financial Services (21.0%):
  35,497    Banner Receivables Corp., 6.00%,
              1/12/98..........................      35,432

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
                               COMMERCIAL PAPER, CONTINUED:
 Financial Services, continued:
$ 50,000    Banner Receivables Corp., 5.65%,
              1/23/98..........................  $   49,828
  40,000    Banner Receivables Corp., 6.20%,
              1/26/98..........................      39,828
  29,795    Banner Receivables Corp., 6.04%,
              2/17/98..........................      29,560
  25,000    Broadway Capital, 6.20%, 1/23/98...      24,905
  32,450    Broadway Capital, 6.02%, 1/27/98...      32,309
  30,371    Broadway Capital, 6.20%, 2/4/98....      30,193
   9,300    Broadway Capital, 6.15%, 2/17/98...       9,225
  40,000    Broadway Capital, 6.20%, 2/18/98...      39,669
  25,000    Broadway Capital, 6.05%, 2/20/98...      24,790
  30,000    CXC, Inc., 5.55%, 1/14/98..........      29,940
  42,000    CXC, Inc., 5.63%, 2/4/98...........      41,777
  13,160    Gotham Funding Corp., 6.35%,
              1/5/98...........................      13,151
  20,000    Gotham Funding Corp., 6.34%,
              1/8/98...........................      19,975
  26,473    Gotham Funding Corp., 6.20%,
              1/30/98..........................      26,340
  13,595    Gotham Funding Corp., 6.28%,
              2/2/98...........................      13,519
  25,000    Gotham Funding Corp., 6.33%,
              2/11/98..........................      24,820
  20,337    Gotham Funding Corp., 6.05%,
              2/17/98..........................      20,176
  40,000    Gotham Funding Corp., 6.25%,
              2/24/98..........................      39,625
  50,000    Kitty Hawk Funding Corp., 5.78%,
              3/17/98..........................      49,398
  38,639    Old Line Funding Corp., 6.07%,
              2/5/98...........................      38,411
  14,155    Old Line Funding Corp., 5.82%,
              2/20/98..........................      14,041
  20,000    Variable Funding Capital Corp.,
              5.88%, 1/27/98...................      19,915
  44,085    Variable Funding Capital Corp.,
              5.77%, 3/19/98...................      43,541
                                                 ----------
                                                    710,368
                                                 ----------
 Gas & Electric Utility (5.5%):
  24,582    AES Shady Point, Inc., 5.62%,
              1/16/98..........................      24,524
  20,000    AES Shady Point, Inc., 5.69%,
              1/22/98..........................      19,934
  46,918    Cogentrix of Richmond, Inc., 5.85%,
              1/13/98..........................      46,827
  19,418    Cogentrix of Richmond, Inc., 5.90%,
              1/15/98..........................      19,373
  29,406    Cogentrix of Richmond, Inc., 5.90%,
              1/16/98..........................      29,334

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
                               COMMERCIAL PAPER, CONTINUED:
 Gas & Electric Utility, continued:
$ 25,000    National Rural Utilities Finance
              Corp., 5.54%, 2/12/98............  $   24,838
  20,000    National Rural Utilities Finance
              Corp., 5.54%, 2/17/98............      19,855
                                                 ----------
                                                    184,685
                                                 ----------
 Industrial Goods & Services (0.8%):
  28,700    Hosokawa Micron International,
              Inc., 6.25%, 1/26/98.............      28,575
                                                 ----------
 Insurance (3.4%):
  40,000    Safeco Credit Co., 5.67%, 2/2/98...      39,799
  50,000    Safeco Credit Co., 5.85%,
              2/23/98..........................      49,569
  25,000    Safeco Credit Co., 5.76%,
              3/11/98..........................      24,724
                                                 ----------
                                                    114,092
                                                 ----------
 Office Equipment & Services (1.6%):
  26,000    Xerox Mexicana SA de CV, 5.66%,
              1/15/98..........................      25,943
  27,097    Xerox Mexicana SA de CV, 5.80%,
              2/9/98...........................      26,927
                                                 ----------
                                                     52,870
                                                 ----------
 Oil & Gas Exploration (2.7%):
  27,000    Pemex Capital, Inc., 5.70%,
              4/9/98...........................      26,581
  25,000    Pemex Capital, Inc., 5.70%,
              4/22/98..........................      24,561
  10,000    Petroleo Brasileiro SA, Series C,
              5.55%, 3/18/98...................       9,883
  30,000    Petroleo Brasileiro SA, Series C,
              5.54%, 3/27/98...................      29,607
                                                 ----------
                                                     90,632
                                                 ----------
 Pharmaceuticals (1.8%):
  23,000    Akzo Nobel, Inc., 5.55%, 2/24/98...      22,809
  20,000    Akzo Nobel, Inc., 5.67%, 3/20/98...      19,754
  20,000    Akzo Nobel, Inc., 5.67%, 3/23/98...      19,745
                                                 ----------
                                                     62,308
                                                 ----------
 Real Estate (4.3%):
  50,000    75 State Street Capital Corp.,
              5.90%, 1/21/98...................      49,836
  50,000    Countrywide Home Loans, 6.70%,
              1/5/98...........................      49,962
  46,300    Countrywide Home Loans, 6.15%,
              1/29/98..........................      46,079
                                                 ----------
                                                    145,877
                                                 ----------
 Retail (1.5%):
  11,950    Sotheby's, Inc., 5.93%, 1/21/98....      11,911
  10,000    Sotheby's, Inc., 6.00%, 1/26/98....       9,958

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
                               COMMERCIAL PAPER, CONTINUED:
 Retail, continued:
$ 30,000    Sotheby's, Inc., 6.00%, 1/28/98....  $   29,865
                                                 ----------
                                                     51,734
                                                 ----------
  Total Commercial Paper                          1,778,956
                                                 ----------
 CORPORATE NOTES & BONDS (4.7%):
 Banking (1.5%):
  25,000    Abbey National, 5.88%, 12/22/98....      24,987
  25,000    PNC Bank N.A., 6.05%, 5/28/98......      24,991
                                                 ----------
                                                     49,978
                                                 ----------
 Brokerage Services (1.2%):
  25,000    Bear Stearns Co., Inc., 6.30%,
              4/16/98..........................      25,000
  15,000    Credit Suisse First Boston, 6.12%,
              3/31/98..........................      14,996
                                                 ----------
                                                     39,996
                                                 ----------
 Computer Hardware (2.0%):
  43,500    IBM Credit Corp., 5.75%, 1/20/98...      43,499
  25,000    IBM Credit Corp., 6.07%, 5/19/98...      25,000
                                                 ----------
                                                     68,499
                                                 ----------
  Total Corporate Notes & Bonds                     158,473
                                                 ----------
 FUNDING AGREEMENTS (9.8%):
  50,000    Allstate Life Insurance Co., 5.86%,
              8/31/98*.........................      50,000
 160,000    General American Life Insurance
              Co., 5.89%, 2/19/98*.............     160,000
  60,000    Peoples Security Life Insurance
              Co., 5.85%, 9/1/98*..............      60,000
  35,000    Providian Life & Health Insurance
              Co., 6.01%, 9/1/98*..............      35,000
  25,000    Providian Life & Health Insurance
              Co., 6.01%, 11/1/98*.............      25,000
                                                 ----------
  Total Funding Agreements                          330,000
                                                 ----------
 U.S. GOVERNMENT AGENCY SECURITIES (1.5%):
 Student Loan Marketing Assoc. (1.5%):
  50,000    5.62%, 9/28/98*....................      50,000
                                                 ----------
  Total U.S. Government Agency Securities            50,000
                                                 ----------
 YANKEE & EURODOLLAR (16.0%):
 Banking (16.0%):
  40,000    ABN Amro Bank NV, 6.27%, 4/17/98...      39,997
  50,000    Bank of Nova Scotia, 5.89%,
              12/15/98.........................      50,005

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 YANKEE & EURODOLLAR, CONTINUED:
 Banking, continued:
$ 50,000    Bank of Nova Scotia - SCIOTABANK,
              5.95%, 6/30/98...................  $   49,986
  25,000    Bayerische Landesbank, 5.81%,
              12/17/98.........................      24,984
  30,000    Bayerische Verinsbank AG, 5.70%,
              10/6/98..........................      29,987
  25,000    Canadian Imperial Bank of Commerce,
              5.94%, 10/21/98..................      24,988
  22,000    Deutsche Bank A.G., 6.20%,
              4/8/98...........................      22,005
  23,500    Dresdner Bank A.G., 5.85%,
              2/13/98..........................      23,500
  25,000    National Australia Bank, 5.74%,
              10/13/98.........................      24,991
  12,000    Rabobank Nederland, 5.75%,
              2/3/98...........................      11,997
  12,000    Rabobank Nederland, 5.53%,
              4/1/98...........................      11,834
  25,000    Royal Bank of Canada, 6.08%,
              5/20/98..........................      24,997
  25,000    Royal Bank of Canada, 6.05%,
              6/8/98...........................      24,995
  25,000    Societe Generale, 5.85%, 3/3/98....      24,999
  25,000    Societe Generale, 6.18%, 5/6/98....      24,998
  26,000    Societe Generale, 5.86%, 7/21/98...      25,981
  25,000    Societe Generale, 5.97%, 9/15/98...      24,992
  25,000    Societe Generale, 5.88%,
              12/16/98.........................      24,993
  25,000    Swiss Bank Corp., 5.90%, 8/28/98...      24,992
  25,000    Swiss Bank Corp., 5.83%,
              12/16/98.........................      24,984
                                                 ----------
  Total Yankee & Eurodollar                         540,205
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 REPURCHASE AGREEMENTS (11.9%):
$ 67,114    Lehman Brothers Holdings, Inc.,
              5.90%, 1/2/98 (Collateralized by
              $265,245 various U.S. Government
              Agency Securities, 0.00%,
              6/25/12 - 11/29/19, market
              value - $68,457).................  $   67,114
 175,000    Lehman Brothers Holdings, Inc.,
              6.50%, 1/2/98 (Collateralized by
              $586,050 various U.S. Government
              Agency Securities, 0.00%,
              5/15/98 - 2/15/27, market
              value - $178,503)................     175,000
 160,000    Prudential Securities, Inc., 6.80%,
              1/20/98 (collateralized by
              $245,566 various U.S. Government
              Agency Securities, 0.00% - 9.00%,
              2/28/98 - 12/18/27, market
              value - $164,513)................     160,000
                                                 ----------
  Total Repurchase Agreements                       402,114
                                                 ----------
Total (Amortized Cost $3,379,728) (a)            $3,379,728
                                                 ==========

------------

Percentages indicated are based on net assets of $3,384,126.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
                                 DAILY DEMAND NOTES (8.6%):
Alabama (1.2%):
 $ 4,100    Phenix City, IDR for Mead, AMT,
              5.10%, 3/1/31, LOC: Bayerische
              Landesbank*.......................  $  4,100
   3,000    Phenix City, IDR for Mead, Series
              93-A, AMT, 5.10%, 6/1/28, LOC:
              Toronto Dominion Bank*............     3,000
                                                  --------
                                                     7,100
                                                  --------
Illinois (0.6%):
   3,400    Health Facilities Authority Revenue,
              Central Dupage - Healthcorp
              Project, 5.10%, 11/1/20, LOC:
              Rabobank*.........................     3,400
                                                  --------
Michigan (1.4%):
   5,700    Township Economic Development Corp.,
              Mead Escanaba Paper, 5.00%,
              11/1/16, LOC: Swiss Bank*.........     5,700
   2,600    University of Michigan, Hospital
              Revenues, Series 92A, 5.10%,
              12/1/19*..........................     2,600
                                                  --------
                                                     8,300
                                                  --------
Missouri (0.3%):
   2,000    Development Finance Board, Union
              Station Project, 1997 B, 4.50%,
              12/1/03, LOC: CIBC*...............     2,000
                                                  --------
Ohio (0.6%):
     800    State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, 4.50%, 12/1/15, LOC:
              J.P. Morgan*......................       800
   1,600    State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, 4.50%, 12/1/15, LOC:
              Union Bank of Switzerland*........     1,600
   1,000    Twinsburg Ohio, IDR, United
              Stationers Project, AMT, 5.35%,
              12/1/11, LOC: PNC Bank*...........     1,000
                                                  --------
                                                     3,400
                                                  --------
Oregon (0.4%):
   2,500    Port of Portland, PCR, Reynolds
              Metals, 5.00%, 12/1/09, LOC: Bank
              of Nova Scotia*...................     2,500
                                                  --------
Texas (2.5%):
  11,400    Matagorda County, IDR, Houston Light
              & Power, 4.95%, 11/1/28, AMBAC....    11,400
   3,500    North Central Health Facility
              Development Corp. Revenue,
              Presbyterian Medical Center,
              Series D, 5.00%, 12/1/15, MBIA*...     3,500
                                                  --------
                                                    14,900
                                                  --------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
                             DAILY DEMAND NOTES, CONTINUED:
Washington (0.6%):
 $ 1,250    Health Care Facilities, Fred
              Hutchinson, Series A, 5.10%,
              1/1/18, LOC: Morgan Guaranty*.....  $  1,250
   2,110    Health Care Facilities, Fred
              Hutchinson, Series B, 5.10%,
              1/1/18, LOC: Morgan Guaranty*.....     2,110
                                                  --------
                                                     3,360
                                                  --------
Wyoming (1.0%):
   6,200    Sublette County, PCR, 5.10%, 7/1/17,
              GTY: Exxon*.......................     6,200
                                                  --------
  Total Daily Demand Notes                          51,160
                                                  --------
MONTHLY DEMAND NOTES (2.5%):
Indiana (2.5%):
  14,800    Gary Environmental Improvement
              Revenue, U.S. Steel Corp. Project,
              4.05%, 7/15/02, LOC: Bank of Nova
              Scotia*...........................    14,800
                                                  --------
  Total Monthly Demand Notes                        14,800
                                                  --------
MUNICIPAL NOTES (16.6%):
California (2.5%):
  15,000    State Revenue Anticipation Notes,
              4.50%, 6/30/98....................    15,048
                                                  --------
Colorado (1.7%):
  10,000    State General Fund, Series A, 4.50%,
              6/26/98...........................    10,031
                                                  --------
Idaho (0.4%):
   2,500    State Transportation, GO, 4.63%,
              6/30/98...........................     2,509
                                                  --------
Michigan (3.4%):
  20,000    State Note, GO, 4.50%, 9/30/98......    20,108
                                                  --------
New Mexico (1.7%):
  10,000    State Tax & Revenue Anticipation
              Notes, 4.50%, 6/30/98.............    10,031
                                                  --------
Texas (1.7%):
  10,000    State Tax & Revenue Anticipation
              Notes, Series 97A, 4.75%,
              8/31/98...........................    10,058
                                                  --------
Wisconsin (5.2%):
  11,405    Green Bay, Area Public School
              District, 3.84%, 2/2/98...........    11,405
  20,000    State Operating Notes, 4.50%,
              6/15/98...........................    20,059
                                                  --------
                                                    31,464
                                                  --------
  Total Municipal Notes                             99,249
                                                  --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
PUT BONDS (3.9%):
Arizona (1.0%):
 $ 6,000    Cochise County, PCR, Arizona
              Electric Power Corp., Series A,
              AMT, 3.50%, 9/1/24................  $  6,000
                                                  --------
Missouri (0.7%):
   4,175    State Environmental Improvement &
              Energy, Union Electric Co., Series
              B, 3.95%, 6/1/14, LOC: Union Bank
              of Switzerland....................     4,175
                                                  --------
North Dakota (0.4%):
   2,100    Mercer County, Solid Waste Disposal
              Revenue, National Rural Utility
              Power Project, Series U, 3.80%,
              12/1/18...........................     2,100
                                                  --------
Ohio (1.8%):
  11,000    Housing Finance Agency, Series 1997
              A-2, AMT, 3.65%, 3/2/98, GIC:
              AIG...............................    11,000
                                                  --------
  Total Put Bonds                                   23,275
                                                  --------
TAX FREE COMMERCIAL PAPER (8.0%):
Alabama (2.4%):
   5,000    Phenix IDR, Mead Paper, AMT, 3.75%,
              1/26/98, LOC: ABN AMRO............     5,000
   5,000    Phenix IDR, Mead Paper, AMT, 3.75%,
              1/28/98, LOC: ABN AMRO............     5,000
   4,000    Phenix IDR, Mead Paper, AMT, 3.80%,
              2/2/98, LOC: ABN AMRO.............     4,000
                                                  --------
                                                    14,000
                                                  --------
Arizona (0.3%):
   2,000    Mesa Municipal Development Corp.,
              3.70%, 1/15/98, LOC: West Deutsche
              Landesbank........................     2,000
                                                  --------
Michigan (1.3%):
   7,500    State Builders Authority Revenue,
              3.75%, 3/2/98, LOC: CIBC..........     7,500
                                                  --------
Ohio (1.4%):
   5,100    Air Quality Development Authority,
              CEI, 3.80%, 1/14/98, FGIC.........     5,100
   3,500    Water Development Authority, CEI,
              3.75%, 2/2/98, FGIC...............     3,500
                                                  --------
                                                     8,600
                                                  --------
Pennsylvania (1.0%):
   6,100    Delaware IDR, Philadelphia Electric,
              3.70%, 1/21/98, FGIC..............     6,100
                                                  --------
Texas (0.8%):
   5,000    Brazos River Utilities, AMT, 3.80%,
              2/6/98, LOC: Union Bank of
              Switzerland.......................     5,000
                                                  --------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
                      TAX FREE COMMERCIAL PAPER, CONTINUED:
West Virginia (0.8%):
 $ 4,500    State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.90%, 2/9/98, LOC:
              Swiss Bank........................  $  4,500
                                                  --------
  Total Tax Free Commercial Paper ..............    47,700
                                                  --------
WEEKLY DEMAND NOTES (60.1%):
Alaska (1.0%):
   5,900    Anchorage, Higher Education Revenue,
              Alaska Pacific University, 3.75%,
              7/1/17, LOC: Seattle-First
              National Bank*....................     5,900
                                                  --------
Arkansas (1.8%):
   8,100    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 3.95%, 8/1/22, LOC:
              Trust Co. Bank*...................     8,100
   2,900    Clark County, Solid Waste Disposal,
              AMT, 3.95%, 8/1/22, LOC: SunTrust
              Bank..............................     2,900
                                                  --------
                                                    11,000
                                                  --------
Colorado (1.9%):
   3,000    Housing Finance Authority, Pool I,
              Series B, Coventry Village, 3.85%,
              10/15/16, FNMA*...................     3,000
   2,500    Student Obligation Bond Authority,
              90-A, AMT, 3.75%, 9/1/24, SLMA*...     2,500
   5,600    Student Obligation Bond Authority,
              AMT, 3.75%, 7/1/20, SLMA*.........     5,600
                                                  --------
                                                    11,100
                                                  --------
District of Columbia (1.6%):
   9,705    Metro Washington DC Airports,
              Authority Trust Receipts, 4.30%,
              10/1/16, LIQ: Societe Generale*...     9,705
                                                  --------
Florida (1.7%):
  10,000    State Housing Finance Authority,
              Woodlands Apt. Project 85S, 3.65%,
              12/1/17, LOC: Citibank*...........    10,000
                                                  --------
Georgia (5.3%):
  13,000    De Kalb Private Hospital Authority
              Revenue, Egleston Children's
              Hospital, Series A, 3.70%, 3/1/24,
              LOC: SunTrust Bank*...............    13,000
   3,735    Gwinnett County Housing Authority,
              Herrington Woods Apts., Series
              96A, AMT, 4.31%, 9/15/26, LOC:
              KeyBank*..........................     3,735

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
                            WEEKLY DEMAND NOTES, CONTINUED:
                                        Georgia, continued:
 $15,000    Municipal Electric Authority, 3.85%,
              1/1/26, LOC: ABN-AMRO*............  $ 15,000
                                                  --------
                                                    31,735
                                                  --------
Illinois (8.1%):
  11,300    Chicago O'Hare International Airport
              Revenue, Second Lien, Series B,
              AMT, 3.75%, 1/1/18, LOC: Societe
              Generale*.........................    11,300
   3,700    Development Authority, Presbyterian
              Home Lake Forrest Place Project,
              4.00%, 9/1/31, LOC: LaSalle
              National Bank*....................     3,700
   5,200    Development Finance Authority
              Revenue, Aurora Central Catholic
              High School, 4.00%, 4/1/24, LOC:
              Northern Trust*...................     5,200
   4,500    Development Finance Authority
              Revenue, Roosevelt University
              Project, 4.00%, 4/1/25, LOC:
              American National Bank*...........     4,500
   5,900    Development Finance Authority
              Revenue, Special Facility, Little
              City Foundation, 4.00%, 2/1/19,
              LOC: LaSalle National Bank*.......     5,900
   1,625    Development Finance Authority
              Revenue, St. Paul's House Project,
              4.00%, 2/1/25, LOC: LaSalle
              National Bank*....................     1,625
   3,000    Health Facilities Authority Revenue,
              Washington & Jane Smith Home,
              3.85%, 7/1/26,
              LOC: Comerica Bank*...............     3,000
   7,640    Jacksonville Industrial Project
              Revenue, AGI, Inc. Project, AMT,
              4.25%, 2/1/26, LOC: Bank of
              America*..........................     7,640
   1,230    Lombard IDR, Chicago Roll Co.
              Project, 4.45%, 2/1/10, LOC:
              American National Bank*...........     1,230
   2,000    Orland Hills, Multi-Family Mortgage
              Revenue, 88th Avenue Project,
              4.00%, 12/1/04, LOC: LaSalle
              National Bank*....................     2,000
   2,500    Regional Transportation Authority
              Trust Receipts, 4.25%, 6/1/25,
              LIQ: Societe Generale*............     2,500
                                                  --------
                                                    48,595
                                                  --------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
                            WEEKLY DEMAND NOTES, CONTINUED:
Indiana (8.0%):
 $ 2,300    Health Facility Financing Authority
              Revenue, Capital Access Designated
              Pool, 3.75%, 12/1/02, LOC:
              Comerica Bank*....................  $  2,300
  14,600    Health Facility Financing Authority,
              Rehabilitation Hospital, Inc.,
              3.70%, 11/1/20, LOC: National Bank
              of Detroit*.......................    14,600
   5,400    Hospital Equipment Financing
              Authority, Revenue Insured, Series
              A, 3.75%, 12/1/15, MBIA...........     5,400
   5,600    Indianapolis Economic Development
              Revenue, Children's Museum
              Project, 4.15%, 10/1/25, LOC:
              National Bank of Detroit*.........     5,600
   3,450    Jasper Economic Development Revenue,
              Best Chairs, Inc. Project, AMT,
              4.40%, 3/1/19, LOC: PNC Bank*.....     3,450
  16,200    Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 3.85%,
              8/1/14, LOC: Swiss Bank*..........    16,200
                                                  --------
                                                    47,550
                                                  --------
Kentucky (0.6%):
   3,500    Mayfield, League of Cities Lease
              Finance Program 96, 3.90%, 7/1/26,
              LOC: PNC Bank*....................     3,500
                                                  --------
Michigan (5.9%):
  19,500    Higher Education Student Loan,
              Series B, AMT, 3.75%, 10/1/13,
              AMBAC*............................    19,500
   1,560    State Strategic Fund, Limited
              Obligation, Wayne Disposal Oakland
              Project, AMT, 4.00%, 3/1/05, LOC:
              Credit Suisse-First Boston*.......     1,560
  13,940    Wayne County Airport Revenue
              (Detroit Airport), Series B, AMT,
              3.75%, 12/1/16, LOC: Bayerische
              Landesbank*.......................    13,940
                                                  --------
                                                    35,000
                                                  --------
Nevada (6.5%):
  11,200    Clark County, IDR, Nevada Power Co.
              Project, Series A, 3.95%, 10/1/30,
              LOC: Barclays Bank*...............    11,200
   5,000    Clark County, Limited Tax GO, 1996
              Las Vegas Convention Trust
              Receipts, 4.25%, 7/1/26, FSA, LIQ:
              Societe Generale*.................     5,000

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
                            WEEKLY DEMAND NOTES, CONTINUED:
                                         Nevada, continued:
 $ 2,215    Clark County, PCR, Nevada Power Co.
              Project, Series C, 3.85%, 10/1/30,
              LOC: Barclays Bank*...............  $  2,215
   9,300    Lancaster County, Hospital
              Authority, Bryan Memorial
              Hospital, 3.65%, 6/1/12, MBIA*....     9,300
  11,000    Municipal Securities Trust Receipts,
              SGB 31, GO, 4.25%, 3/1/23, LIQ:
              Societe Generale*.................    11,000
                                                  --------
                                                    38,715
                                                  --------
Ohio (4.5%):
   3,500    Franklin County Hospital Revenue,
              Holy Cross Health Systems, 4.15%,
              6/1/16, LIQ: Morgan Guaranty*.....     3,500
   7,900    State Air Quality Development
              Authority Revenue, JMG Funding
              Ltd. Partnership, Series A, AMT,
              3.90%, 4/1/28, LOC: Societe
              Generale*.........................     7,900
   5,300    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 3.90%, 4/1/29,
              LOC: Societe Generale*............     5,300
   2,800    State Air Quality Development
              Revenue Bond, Timken Co. Project,
              AMT, 3.70%, 6/1/01, LOC: Credit
              Suisse*...........................     2,800
   5,500    State Water Development Authority
              Revenue, Timken Co. Project,
              3.70%, 5/1/7, LOC: Wachovia
              Bank*.............................     5,500
   2,000    State Water Development Authority,
              Timken Co. Project, 3.70%, 6/1/01,
              LOC: Credit Suisse*...............     2,000
                                                  --------
                                                    27,000
                                                  --------
Pennsylvania (1.7%):
  10,115    New Castle Area Jameson Hospital,
              3.85%, 7/1/26, FSA*...............    10,115
                                                  --------
South Carolina (0.3%):
   1,700    Cherokee County, Industrial Revenue,
              Oshkosh Truck Corp. Project, AMT,
              4.20%, 8/1/19, LOC: Bank of Nova
              Scotia*...........................     1,700
                                                  --------
Tennessee (0.6%):
   3,800    Oak Ridge Industrial Development
              Board, Economic Development
              Revenue, Limited Obligation,
              3.90%, 5/1/09, LOC: ABN AMRO*.....     3,800
                                                  --------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION            COST
---------   ------------------------------------  ---------
                            WEEKLY DEMAND NOTES, CONTINUED:
Texas (6.5%):
 $14,100    Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 3.75%,
              12/1/16, LOC: Credit Suisse*......  $ 14,100
   4,000    Lower Colorado River Authority,
              Texas Electricity Revenue, 3.65%,
              1/1/13, MBIA*.....................     4,000
  12,000    Panhandle Plains Higher Education
              Inc., Student Loan Revenue, Series
              A, AMT, 3.75%, 6/1/21, SLMA*......    12,000
   8,400    Panhandle Plains Higher Education
              Inc., Student Loan Revenue, Series
              A, AMT, 3.75%, 6/1/23, SLMA*......     8,400
                                                  --------
                                                    38,500
                                                  --------
Utah (1.9%):
   1,200    Salt Lake City Airport Revenue, Sub-
              Series A, AMT, 3.75%, 6/1/98, LOC:
              Credit Suisse*....................     1,200
  10,000    University Revenues , Auxiliary &
              Campus Facilities, Series A,
              3.85%, 4/1/27, LOC: Bank of Nova
              Scotia*...........................    10,000
                                                  --------
                                                    11,200
                                                  --------
Washington (1.1%):
   3,925    Pierce County, NN Baking Co., AMT,
              4.30%, 7/1/03, LOC: U.S. Bank of
              Washington*.......................     3,925
   2,500    State GO, Municipal Securities,
              Trust Receipts, 4.25%, 7/1/16,
              LIQ: Societe Generale*............     2,500
                                                  --------
                                                     6,425
                                                  --------
West Virginia (1.1%):
   2,300    Marion County Community Solid Waste
              Disposal Facility Revenue, Grant
              Town, AMT, 3.80%, 10/1/17, LOC:
              National Westminister*............     2,300
   4,500    Marion County, Community Solid Waste
              Disposal Facility Revenue, Grant
              Town, AMT, 3.75%, 10/1/17, LOC:
              National Westminister*............     4,500
                                                  --------
                                                     6,800
                                                  --------
  Total Weekly Demand Notes                        358,340
                                                  --------
Total (Amortized Cost $594,524) (a)               $594,524
                                                  ========

------------
Percentages indicated are based on net assets of $596,488.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

AMBAC  Insured by AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
FGIC   Insured by Financial Guaranty Insurance Corp.
FSA    Insured by Financial Security Assurance
GIC    Guaranteed Investment Contract
GO     General Obligation
GTY    Guaranty
FNMA   Federal National Mortgage Association
IDR    Industrial Development Revenue
LIQ    Liquidity Agreement
LOC    Letter of Credit
MBIA   Insured by Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SLMA   Student Loan Marketing Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
                               ANTICIPATION NOTES (24.8%):
Ohio (22.2%):
 $2,000     Butler County ,GO, Sewer System,
              BAN, 4.29%, 8/6/98...............   $ 2,004
    675     Butler County, BAN, GO, 4.10%,
              3/20/98..........................       676
    500     Chagrin Falls School District, BAN,
              4.50%, 2/10/98...................       500
  1,000     Dublin City School District Notes,
              GO, 4.33%, 5/13/98...............     1,001
  2,090     Kent City Service Center, BAN,
              4.50%, 4/9/98....................     2,092
  1,000     Lucas County Metro Sewer & Water,
              GO, 4.11%, 10/21/98,.............     1,002
  2,000     Northwest School District, 4.84%,
              6/17/98..........................     2,009
  1,000     Ontario Village Board, 4.20%,
              12/23/98.........................     1,002
  2,175     Pickerington, Limited Tax GO, BAN,
              4.13%, 6/26/98...................     2,178
  2,800     Summit County, GO, Series A, 4.5%,
              6/4/98...........................     2,807
    600     Union County, Limited Tax GO, BAN,
              4.17%, 6/25/98...................       601
  2,000     University of Cincinnati, General
              Receipts, BAN, 4.04%, 3/19/98....     2,001
  1,500     University of Cincinnati, General
              Receipts, BAN, 4.25%, 3/19/98....     1,502
  2,250     Westlake City School District
              Library Improvements, 4.39%,
              6/10/98..........................     2,256
                                                  -------
                                                   21,631
                                                  -------
Puerto Rico (2.6%):
  2,500     Puerto Rico Commonwealth Tax &
              Revenue, Series A, 4.50%,
              7/30/98..........................     2,511
                                                  -------
  Total Anticipation Notes                         24,142
                                                  -------
                                DAILY DEMAND NOTES (3.9%):
Ohio (3.9%):
    200     Paulding, Solid Waste, Lafarge
              Corp., AMT, 5.00%, 8/1/26, LOC:
              Royal Bank of Canada*............       200
  1,200     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, 4.50%, 12/1/15,
              LOC: J.P. Morgan*................     1,200
    700     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric Series A, 5.00%, 9/1/30,
              LOC: ABN AMRO*...................       700
  1,700     Twinsburg, IDR, United Stationers
              Project, AMT, 5.35%, 12/1/11,
              LOC: PNC Bank*...................     1,700
                                                  -------
  Total Daily Demand Notes                          3,800
                                                  -------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
                              MONTHLY DEMAND NOTES (5.0%):
Ohio (5.0%):
 $4,900     Housing Finance Agency, Kenwood
              Retirement Project, 3.80%,
              12/1/15, LOC: Morgan Guaranty*...   $ 4,900
                                                  -------
  Total Monthly Demand Notes                        4,900
                                                  -------
                                   MUNICIPAL BONDS (0.9%):
Ohio (0.9%):
    830     State Infrastructure, Series R,
              4.00%, 8/1/98....................       832
                                                  -------
  Total Municipal Bonds                               832
                                                  -------
                                          PUT BOND (4.1%):
Ohio (4.1%):
  4,000     Housing Finance Agency, Series 1997
              A-2, AMT, 3.65%, 3/2/98,
              GIC: AIG.........................     4,000
                                                  -------
  Total Put Bond                                    4,000
                                                  -------
                         TAX FREE COMMERCIAL PAPER (4.1%):
Ohio (4.1%):
  2,000     Air Quality Development Authority
              Revenue, Cleveland Electric
              Illuminating Co., 3.75%, 3/5/98,
              FGIC.............................     2,000
  2,000     Air Quality Development Authority
              Revenue, Cleveland Electric
              Illuminating Co., 3.80%, 1/5/98,
              FGIC.............................     2,000
                                                  -------
  Total Tax Free Commercial Paper                   4,000
                                                  -------
                              WEEKLY DEMAND NOTES (60.0%):
Ohio (60.0%):
  1,000     Butler County, Meadow Ridge
              Apartments, AMT, 4.00%, 11/15/30,
              FNMA*............................     1,000
  2,000     Butler County, Middletown Hospital
              Facilities, 4.10%, 11/1/17, LOC:
              Star Bank, N.A.*.................     2,000
  4,000     Cleveland Airport System, Series D,
              3.75%, 1/1/27, LOC: Toronto
              Dominion Bank*...................     4,000
  1,000     Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 3.60%, 1/1/26, LOC:
              Morgan Guaranty*.................     1,000
    300     Cuyahoga County, IDR, Allen Group,
              Inc., 3.75%, 4/1/12, LOC:
              Dresdner Bank*...................       300

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
                           WEEKLY DEMAND NOTES, CONTINUED:
                                          Ohio, continued:
 $1,600     Cuyahoga County, IDR, Allen Group,
              Inc., 3.60%, 12/1/15, LOC: Union
              Bank of Switzerland*.............   $ 1,600
  1,500     Franklin County, Hospital Revenue,
              Lutheran City, Inc. Project,
              4.15%, 5/1/15, LOC: National Bank
              of Detroit*......................     1,500
  1,300     Franklin County, Inland Products,
              Inc., 4.15%, 6/1/04, LOC: PNC
              Bank*............................     1,300
  2,000     Franklin County, Multifamily
              Housing Revenue, Stonebridge
              Apartments, AMT, 4.40%, 6/1/27,
              LOC: Star Bank, N.A.*............     2,000
  2,000     Geauga County, IDR, General Signal
              Corp., 4.20%, 4/1/04, LOC:
              Wachovia Bank*...................     2,000
  3,325     Hamilton County, Health Alliance of
              Cincinnati, Series B, 3.70%,
              1/1/18, MBIA*....................     3,325
  2,000     Hamilton County, Hospital
              Facilities Revenue, Bethesda
              Hospital, 4.00%, 2/15/24, LOC:
              Rabobank Nederland*..............     2,000
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 4.10%,
              5/15/17, LOC: PNC Bank*..........     1,500
  1,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 3.70%,
              1/1/18, MBIA*....................     1,000
  3,000     Housing Finance Agency, Spring
              Valley Apartments, AMT, 4.31%,
              12/15/29, LOC: Key Bank*.........     3,000
    500     Montgomery County, Sisters of
              Charity Health Care, 4.15%,
              5/15/25, LIQ: Toronto
              Dominion*........................       500
  1,915     Ohio State University, General
              Receipts, Series B, 4.05%,
              12/1/06, SBPA: National
              Westminister Bank*...............     1,915

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
                           WEEKLY DEMAND NOTES, CONTINUED:
                                          Ohio, continued:
 $1,000     Ross County, Ohio Hospital
              Facilities, Medical Center
              Project, 4.15%, 12/1/20, LOC:
              Fifth Third Bank*................   $ 1,000
  4,000     Solid Waste Disposal Revenue, USG
              Corp. Project, 3.65%, 8/1/32,
              LOC: Chase Mahattan Bank*........     4,000
  2,000     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 3.90%, 4/1/29,
              LOC: Societe Generale*...........     2,000
  2,300     State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              3.90%, 4/1/28, LOC: Societe
              Generale*........................     2,300
  3,000     State Air Quality Development
              Revenue Bond, Timken Co. Project,
              AMT, 3.70%, 6/1/01, LOC: Credit
              Suisse*..........................     3,000
    935     State Higher Educational
              Facilities, Mount Union College,
              4.15%, 9/1/20, LOC: National Bank
              of Detroit*......................       935
  2,000     Student Loan Funding Corp., 3.70%,
              12/29/98, LOC: Bank of
              America*.........................     2,000
  2,000     Student Loan Funding Corp., 3.80%,
              1/1/07, LOC: National
              Westminister Bank*...............     2,000
  2,000     Water Development Authority,
              Cleveland Electric, Series B,
              3.80%, 8/1/20, LOC: First
              National Bank of Chicago*........     2,000
  5,000     Water Development Authority, Philip
              Morris Co. Inc. Project, 3.80%,
              9/1/18*..........................     4,999
  2,000     Water Development Authority, Timken
              Co. Project, 3.70%, 6/1/01, LOC:
              Credit Suisse*...................     2,000
  2,100     Wooster, IDR, Allen Group, Inc.,
              3.90%, 12/1/10, LOC: Union Bank
              of Switzerland*..................     2,100
                                                  -------
  Total Weekly Demand Notes                         58,274
                                                  -------
Total (Amortized Cost $99,948) (a)                $99,948
                                                  =======

------------

Percentages indicated are based on net assets of $97,240.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Unaudited)

AMT   Alternative Minimum Tax Paper
BAN   Bond Anticipated Notes
FGIC  Insured by Financial Guaranty Insurance Corp.
FNMA  Insured by Federal National Mortgage Association
GIC   Guaranteed Investment Contract
GO    General Obligation
IDR   Industrial Development Revenue
LIQ   Liquidity Agreement
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Insurance Association
PCR   Pollution Control Revenue
SBPA  Stand by Bond Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1997
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                U.S. TREASURY                                     OHIO
                                                 SECURITIES                     MUNICIPAL      MUNICIPAL
                                                MONEY MARKET    PRIME MONEY    MONEY MARKET   MONEY MARKET
                                                    FUND        MARKET FUND        FUND           FUND
                                                -------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized cost................   $  587,536      $2,977,614      $594,524       $99,948
Repurchase agreements, at cost................    2,944,317         402,114            --            --
                                                 ----------      ----------      --------       -------
Total.........................................    3,531,853       3,379,728       594,524        99,948
Cash..........................................           --              --            --            19
Interest receivable...........................        5,657          21,323         4,122           687
Prepaid expenses and other assets.............           39              41            33             1
                                                 ----------      ----------      --------       -------
TOTAL ASSETS..................................    3,537,549       3,401,092       598,679       100,655
                                                 ----------      ----------      --------       -------
LIABILITIES:
Cash overdraft................................            3              10           234            --
Dividends payable.............................       14,322          15,171         1,728           285
Payable to brokers for investments
  purchased...................................           --              --            --         3,087
Accrued expenses and other payables:
    Investment advisory fees..................          762             850           129            21
    Administration fees.......................          419             440            79             8
    12b-1 fees................................          173             120            21             8
    Other.....................................          120             375            --             6
                                                 ----------      ----------      --------       -------
TOTAL LIABILITIES.............................       15,799          16,966         2,191         3,415
                                                 ----------      ----------      --------       -------
NET ASSETS:
Capital.......................................    3,521,483       3,384,113       596,622        97,331
Undistributed (distributions in excess of)
  net investment income.......................           43               7          (130)          (75)
Accumulated undistributed net realized gains
  (losses) from investment transactions.......          224               6            (4)          (16)
                                                 ----------      ----------      --------       -------
NET ASSETS....................................   $3,521,750      $3,384,126      $596,488       $97,240
                                                 ==========      ==========      ========       =======
Net Assets
    Fiduciary.................................   $2,680,843      $2,825,130      $500,105       $62,322
    Class A...................................      840,788         558,256        96,383        34,918
    Class B...................................          119             740            --            --
                                                 ----------      ----------      --------       -------
Total.........................................   $3,521,750      $3,384,126      $596,488       $97,240
                                                 ==========      ==========      ========       =======
Outstanding units of beneficial interest
    Fiduciary.................................    2,680,619       2,825,121       500,226        62,363
    Class A...................................      840,743         558,253        96,396        34,944
    Class B...................................          119             740            --            --
                                                 ----------      ----------      --------       -------
Total.........................................    3,521,481       3,384,114       596,622        97,307
                                                 ==========      ==========      ========       =======
Net asset value--offering and redemption price
  per share (Fiduciary, Class A and Class B
  shares).....................................         $1.00          $1.00         $1.00            $1.00
                                                    =======          ======       =======      ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                            U.S. TREASURY                                       OHIO
                                             SECURITIES                       MUNICIPAL       MUNICIPAL
                                            MONEY MARKET     PRIME MONEY    MONEY MARKET    MONEY MARKET
                                                FUND         MARKET FUND        FUND            FUND
                                            -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Interest income...........................     $85,419         $92,747         $10,905         $1,739
Dividend income...........................          --              --              94             34
Income from securities lending............          97              --              --             --
                                               -------         -------         -------         ------
TOTAL INCOME..............................      85,516          92,747          10,999          1,773
                                               -------         -------         -------         ------
EXPENSES:
Investment advisory fees..................       5,357           5,601           1,029            143
Administration fees.......................       2,514           2,629             482             78
12b-1 fees (Class A)......................         918             654             128             42
12b-1 fees (Class B)......................           1               3              --             --
Custodian and accounting fees.............         111             105              17              5
Legal and audit fees......................          76              57               2             --
Trustees' fees and expenses...............          29              35               3              1
Transfer agent fees.......................         561             204              17             12
Registration and filing fees..............         530             564              60              5
Printing costs............................         239             251              16              3
Other.....................................         169              78               5             --
                                               -------         -------         -------         ------
Total expense before waivers..............      10,505          10,181           1,759            289
Less waivers..............................      (1,761)         (1,296)           (335)           (61)
                                               -------         -------         -------         ------
NET EXPENSES..............................       8,744           8,885           1,424            228
                                               -------         -------         -------         ------
Net Investment Income.....................      76,772          83,862           9,575          1,545
                                               -------         -------         -------         ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from
  investment transactions.................          73               6               9             --
                                               -------         -------         -------         ------
Net increase in net assets
  resulting from operations...............     $76,845         $83,868         $ 9,584         $1,545
                                               =======         =======         =======         ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                 U.S. TREASURY
                                                               SECURITIES MONEY                  PRIME MONEY
                                                                  MARKET FUND                    MARKET FUND
                                                          ---------------------------    ---------------------------
                                                           SIX MONTHS                     SIX MONTHS
                                                             ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                          DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,
                                                              1997           1997            1997           1997
                                                          -----------     -----------    -----------     -----------

                                                          (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............................    $    76,772     $   121,830    $    83,862     $   140,355
    Net realized gains (losses) from investment
      transactions....................................             73             190              6              27
                                                          -----------     -----------    -----------     -----------
Change in net assets resulting from operations........         76,845         122,020         83,868         140,382
                                                          -----------     -----------    -----------     -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income........................        (60,691)       (105,790)       (71,929)       (124,100)
    From net realized gains from investment
      transactions....................................             --              (5)            --              --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........................        (16,079)        (16,039)       (11,918)        (16,246)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........................             (2)             (1)           (15)             (9)
                                                          -----------     -----------    -----------     -----------
Change in net assets from shareholder distributions...        (76,772)       (121,835)       (83,862)       (140,355)
                                                          -----------     -----------    -----------     -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......................      4,339,234       6,413,072      4,018,513       6,677,852
    Dividends reinvested..............................          5,101           9,274          8,060          16,726
    Cost of shares redeemed...........................     (3,596,247)     (5,604,396)    (3,539,485)     (6,299,509)
                                                          -----------     -----------    -----------     -----------
Change in net assets from share transactions..........        748,088         817,950        487,088         395,069
                                                          -----------     -----------    -----------     -----------
Change in Net Assets..................................        748,161         818,135        487,094         395,096
NET ASSETS:
    Beginning of period...............................      2,773,589       1,955,454      2,897,032       2,501,936
                                                          -----------     -----------    -----------     -----------
    End of period.....................................    $ 3,521,750     $ 2,773,589    $ 3,384,126     $ 2,897,032
                                                          ===========     ===========    ===========     ===========
SHARE TRANSACTIONS:
    Issued............................................      4,339,234       6,413,072      4,018,514       6,677,852
    Reinvested........................................          5,101           9,274          8,060          16,726
    Redeemed..........................................     (3,596,247)     (5,604,396)    (3,539,485)     (6,299,509)
                                                          ===========     ===========    ===========     ===========
Change in shares......................................        748,088         817,950        487,089         395,069
                                                          ===========     ===========    ===========     ===========
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of Period.....................................    $        43     $        43    $         7     $         7
                                                          ===========     ===========    ===========     ===========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                 MUNICIPAL MONEY             OHIO MUNICIPAL MONEY
                                                                   MARKET FUND                   MARKET FUND
                                                           ---------------------------    --------------------------
                                                            SIX MONTHS                     SIX MONTHS
                                                              ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                           DECEMBER 31,     JUNE 30,      DECEMBER 31,     JUNE 30,
                                                               1997           1997            1997           1997
                                                             --------      -----------     ---------      ---------

                                                           (UNAUDITED)                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income..............................      $  9,575      $    16,457     $   1,545      $   2,727
    Net realized gains (losses) from investment
      transactions.....................................             9              (10)           --            (15)
                                                             --------      -----------     ---------      ---------
Change in net assets resulting from operations.........         9,584           16,447         1,545          2,712
                                                             --------      -----------     ---------      ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income.........................        (8,173)         (15,228)       (1,081)        (1,662)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.........................        (1,402)          (1,229)         (464)        (1,065)
                                                             --------      -----------     ---------      ---------
Change in net assets from shareholder distributions....        (9,575)         (16,457)       (1,545)        (2,727)
                                                             --------      -----------     ---------      ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued........................       733,272        1,311,970       138,413        359,395
    Dividends reinvested...............................           762            1,285           409          1,067
    Cost of shares redeemed............................      (653,160)      (1,308,167)     (128,503)      (370,573)
                                                             --------      -----------     ---------      ---------
Change in net assets from share transactions...........        80,874            5,088        10,319        (10,111)
                                                             --------      -----------     ---------      ---------
Change in Net Assets...................................        80,883            5,078        10,319        (10,126)
NET ASSETS:
    Beginning of period................................       515,605          510,527        86,921         97,047
                                                             --------      -----------     ---------      ---------
    End of period......................................      $596,488      $   515,605     $  97,240      $  86,921
                                                             ========      ===========     =========      =========
SHARE TRANSACTIONS:
    Issued.............................................       733,272        1,311,970       138,413        359,395
    Reinvested.........................................           762            1,285           410          1,067
    Redeemed...........................................      (653,158)      (1,308,167)     (128,503)      (370,573)
                                                             ========      ===========     =========      =========
Change in shares.......................................        80,876            5,088        10,320        (10,111)
                                                             ========      ===========     =========      =========
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of Period......................................      $   (130)     $      (130)    $     (75)     $     (75)
                                                             ========      ===========     =========      =========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1997
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Ohio Municipal Money Market Fund which is non-diversified.

   The Funds' investment objectives are as follows:

                         FUND                                             OBJECTIVE
                         ----                                             ---------
      U.S. Treasury Securities Money Market Fund       Current income with liquidity and stability of
                                                        principal.

      Prime Money Market Fund                          Current income with liquidity and stability of
                                                        principal.

      Municipal Money Market Fund                      As high a level of current interest income
                                                        exempt from Federal income tax as is consistent
                                                        with capital preservation and stability of
                                                        principal.

      Ohio Municipal Money Market Fund                 As high a level of current interest income
                                                        exempt from Federal income tax and Ohio
                                                        personal income tax as is consistent with
                                                        capital preservation and stability of
                                                        principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

   Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

   The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

       SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1997, the following Fund had securities with the following amortized cost on loan (amount in thousands):

                                                              AMORTIZED COST
                                                                OF LOANED
                                                                SECURITIES
                                                              --------------
U.S. Treasury Securities Money Market Fund..................     $55,000

       The loaned securities were fully collateralized by cash and U.S. Government securities as of December 31, 1997.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are prima-

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997
(Unaudited)

       rily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active funds. The Funds are each authorized to issue Fiduciary Class, Class A and Class C Shares. In addition, the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund are authorized to issue Class B and Service Class Shares. As of December 31, 1997 there were no shareholders in Class C or the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ending December 31, 1997 and June 30, 1997:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1997

                                                                             (Amounts in Thousands)
                                                            U.S. TREASURY SECURITIES              PRIME MONEY
                                                                MONEY MARKET FUND                 MARKET FUND
                                                            -------------------------      -------------------------
                                                            SIX MONTHS       YEAR          SIX MONTHS       YEAR
                                                               ENDED         ENDED            ENDED         ENDED
                                                             DECEMBER      JUNE 30,         DECEMBER      JUNE 30,
                                                                31,                            31,
                                                               1997          1997             1997          1997
                                                            -----------   -----------      -----------   -----------
                                                            (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.............................  $3,349,216    $ 4,920,570      $2,888,951    $ 4,681,923
  Dividends reinvested....................................         221            521           1,050          1,986
  Cost of shares redeemed.................................  (2,912,026)    (4,522,461)     (2,628,645)    (4,306,729)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from Fiduciary share
    transactions..........................................     437,411        398,630         261,356        377,180
                                                            ===========   ===========      ===========   ===========
CLASS A SHARES:
  Proceeds from shares issued.............................  $  989,817    $ 1,492,429      $1,128,875    $ 1,994,727
  Dividends reinvested....................................       4,878          8,752           6,997         14,734
  Cost of shares redeemed.................................    (684,088)    (1,081,910)       (910,262)    (1,992,191)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from Class A share transactions....  $  310,607    $   419,271      $  225,610    $    17,270
                                                            ===========   ===========      ===========   ===========
CLASS B SHARES:
  Proceeds from shares issued.............................  $      201             73      $      687          1,202
  Dividends reinvested....................................           2              1              13              6
  Cost of shares redeemed.................................        (133)           (25)           (578)          (589)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from Class B share transactions....  $       70             49      $      122            619
                                                            ===========   ===========      ===========   ===========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..................................................   3,349,216      4,920,570       2,888,953      4,681,923
  Reinvested..............................................         221            521           1,050          1,986
  Redeemed................................................  (2,912,026)    (4,522,461)     (2,628,645)    (4,306,729)
                                                            -----------   -----------      -----------   -----------
  Change in Fiduciary Shares..............................     437,411        398,630         261,358        377,180
                                                            ===========   ===========      ===========   ===========
CLASS A SHARES:
  Issued..................................................     989,817      1,492,429       1,128,875      1,994,727
  Reinvested..............................................       4,878          8,752           6,997         14,734
  Redeemed................................................    (684,088)    (1,081,910)       (910,262)    (1,992,191)
                                                            -----------   -----------      -----------   -----------
  Change in Class A Shares................................     310,607        419,271         225,610         17,270
                                                            ===========   ===========      ===========   ===========
CLASS B SHARES:
  Issued..................................................         201             73             686          1,202
  Reinvested..............................................           2              1              13              6
  Redeemed................................................        (133)           (25)           (578)          (589)
                                                            -----------   -----------      -----------   -----------
  Change in Class B Shares................................          70             49             121            619
                                                            ===========   ===========      ===========   ===========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997

                                                                             (Amounts in Thousands)
                                                                                             OHIO MUNICIPAL MONEY
                                                             MUNICIPAL MONEY MARKET               MARKET FUND
                                                                      FUND
                                                            -------------------------      -------------------------
                                                            SIX MONTHS       YEAR          SIX MONTHS       YEAR
                                                               ENDED         ENDED            ENDED         ENDED
                                                             DECEMBER      JUNE 30,         DECEMBER      JUNE 30,
                                                                31,                            31,
                                                               1997          1997             1997          1997
                                                            -----------   -----------      -----------   -----------
                                                            (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.............................  $  523,926    $ 1,104,184      $   87,709    $   178,921
  Dividends reinvested....................................          79            138              34             87
  Cost of shares redeemed.................................    (491,326)    (1,096,700)        (81,863)      (178,473)
                                                            ===========   ===========      ===========   ===========
  Change in net assets from Fiduciary share
    transactions..........................................  $   32,679    $     7,622      $    5,880    $       535
                                                            ===========   ===========      ===========   ===========
CLASS A SHARES:
  Proceeds from shares issued.............................  $  209,346    $   207,786      $   50,704    $   180,474
  Dividends reinvested....................................         683          1,147             375            980
  Cost of shares redeemed.................................    (161,834)      (211,467)        (46,640)      (192,100)
                                                            -----------   -----------      -----------   -----------
  Change in net assets from Class A share transactions....  $   48,195    $    (2,534)     $    4,439    $   (10,646)
                                                            ===========   ===========      ===========   ===========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..................................................     523,926      1,104,184          87,710        178,921
  Reinvested..............................................          79            138              35             87
  Redeemed................................................    (491,325)    (1,096,700)        (81,863)      (178,473)
                                                            -----------   -----------      -----------   -----------
  Change in Fiduciary Shares..............................      32,680          7,622           5,882            535
                                                            -----------   -----------      -----------   -----------
CLASS A SHARES:
  Issued..................................................     209,346        207,786          50,703        180,474
  Reinvested..............................................         683          1,147             375            980
  Redeemed................................................    (161,833)      (211,467)        (46,640)      (192,100)
                                                            -----------   -----------      -----------   -----------
  Change in Class A Shares................................      48,196         (2,534)          4,438        (10,646)
                                                            ===========   ===========      ===========   ===========

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1997

   Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares, Class C Shares and Service Class Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and Class C Shares and 0.75% of the average daily net assets of the Service Class Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plans to 0.55% of average daily net assets of the Service Class Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1997, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                  INVESTMENT                      12B-1 FEES
                                                                 ADVISORY FEES   ADMINISTRATION     WAIVED
                                                                    WAIVED        FEES WAIVED      CLASS A
                                                                 -------------   --------------   ----------
    U.S. Treasury Securities Money Market Fund.................     $1,444            $233           $ 84
    Prime Money Market Fund....................................        957             276             63
    Municipal Money Market Fund................................        294              27             14
    Ohio Municipal Money Market Fund...........................         26              31              4

5. CONCENTRATION OF CREDIT RISK:

   The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           U.S. TREASURY SECURITIES MONEY MARKET FUND
                                    ----------------------------------------------------------------------------------------
                                                                           FIDUCIARY
                                    ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                                                               YEARS ENDED JUNE 30,
                                                      ----------------------------------------------------------------------
                                    DECEMBER 31,
                                        1997             1997            1996            1995           1994          1993
                                    ------------      ----------      ----------      ----------      --------      --------
                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.............   $    1.000       $    1.000      $    1.000      $    1.000      $  1.000      $  1.000
                                     ----------       ----------      ----------      ----------      --------      --------
Investment Activities
  Net investment income...........        0.026            0.050           0.052           0.050         0.030         0.029
                                     ----------       ----------      ----------      ----------      --------      --------
Less: Distributions
  Net investment income...........       (0.026)          (0.050)(a)      (0.052)         (0.050)       (0.030)       (0.029)
                                     ----------       ----------      ----------      ----------      --------      --------
NET ASSET VALUE,
  END OF PERIOD...................   $    1.000       $    1.000      $    1.000      $    1.000      $  1.000      $  1.000
                                     ==========       ==========      ==========      ==========      ========      ========
Total Return......................         2.58%(b)         5.07%           5.34%           5.07%         3.01%         2.89%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).........................   $2,680,843       $2,243,376      $1,844,590      $1,178,091      $969,326      $492,862
  Ratio of expenses to average net
    assets........................         0.52%(c)         0.46%           0.42%           0.41%         0.40%         0.45%
  Ratio of net investment income
    to average net assets.........         5.08%(c)         4.95%           5.17%           4.96%         3.02%         2.85%
  Ratio of expenses to average net
    assets*.......................         0.63%(c)         0.57%           0.56%           0.59%         0.58%         0.67%
  Ratio of net investment income
    to average net assets*........         4.97%(c)         4.84%           5.03%           4.78%         2.84%         2.63%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             U.S. TREASURY SECURITIES MONEY MARKET FUND
                                           -------------------------------------------------------------------------------
                                                                               CLASS A
                                           -------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                                                                 YEARS ENDED JUNE 30,
                                                             -------------------------------------------------------------
                                           DECEMBER 31,
                                               1997            1997          1996         1995         1994         1993
                                           ------------      --------      --------      -------      -------      -------
                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD....................    $  1.000        $  1.000      $  1.000      $ 1.000      $ 1.000      $ 1.000
                                             --------        --------      --------      -------      -------      -------
Investment Activities
  Net investment income..................       0.024           0.047         0.050        0.047        0.027        0.026
                                             --------        --------      --------      -------      -------      -------
Less: Distributions
  Net investment income..................      (0.024)         (0.047)(a)    (0.050)      (0.047)      (0.027)      (0.026)
                                             --------        --------      --------      -------      -------      -------
NET ASSET VALUE,
  END OF PERIOD..........................    $  1.000        $  1.000      $  1.000      $ 1.000      $ 1.000      $ 1.000
                                             ========        ========      ========      =======      =======      =======
Total Return.............................        2.45%(b)        4.81%         5.08%        4.81%        2.76%        2.63%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......    $840,788        $530,164      $110,864      $98,723      $53,423      $30,759
  Ratio of expenses to average net
    assets...............................        0.79%(c)        0.72%         0.67%        0.66%        0.63%        0.65%
  Ratio of net investment income to
    average net assets...................        4.80%(c)        4.71%         4.92%        4.71%        2.81%        2.52%
  Ratio of expenses to average net
    assets*..............................        0.92%(c)        0.93%         0.91%        0.94%        0.87%        1.02%
  Ratio of net investment income to
    average net assets*..................        4.67%(c)        4.50%         4.68%        4.43%        2.57%        2.15%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 U.S. TREASURY SECURITIES
                                                                    MONEY MARKET FUND
                                                              ------------------------------
                                                                         CLASS B
                                                              ------------------------------

                                                               SIX MONTHS       NOVEMBER 21,
                                                                 ENDED            1996 TO
                                                              DECEMBER 31,        JUNE 30,
                                                                  1997            1997(A)
                                                                 ------            ------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $1.000            $1.000
                                                                 ------            ------
Investment Activities
  Net investment income.....................................      0.020             0.024
                                                                 ------            ------
Less: Distributions
  Net investment income.....................................     (0.020)           (0.024)(b)
                                                                 ------            ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $1.000            $1.000
                                                                 ======            ======
Total Return................................................       2.01%(c)          2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $  119            $   49
  Ratio of expenses to average net assets...................       1.53%(d)          1.48%(d)
  Ratio of net investment income to average net assets......       4.06%(d)          3.97%(d)
  Ratio of expenses to average net assets*..................       1.64%(d)          1.59%(d)
  Ratio of net investment income to average net assets*.....       3.95%(d)          3.86%(d)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Includes $.000002 short term capital gain.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   PRIME MONEY MARKET FUND
                                  ------------------------------------------------------------------------------------------
                                                                          FIDUCIARY
                                  ------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED
                                                                              YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------------
                                  DECEMBER 31,
                                      1997             1997            1996            1995            1994           1993
                                  ------------      ----------      ----------      ----------      ----------      --------
                                  (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...........   $    1.000       $    1.000      $    1.000      $    1.000      $    1.000      $  1.000
                                   ----------       ----------      ----------      ----------      ----------      --------
Investment Activities
  Net investment income.........        0.027            0.051           0.054           0.052           0.031         0.030
                                   ----------       ----------      ----------      ----------      ----------      --------
Less: Distributions
  Net investment income.........       (0.027)          (0.051)         (0.054)         (0.052)         (0.031)       (0.030)
                                   ----------       ----------      ----------      ----------      ----------      --------
NET ASSET VALUE,
  END OF PERIOD.................   $    1.000       $    1.000      $    1.000      $    1.000      $    1.000      $  1.000
                                   ==========       ==========      ==========      ==========      ==========      ========
Total Return....................         2.69%(a)         5.20%           5.49%           5.34%           3.19%         3.09%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).......................   $2,825,130       $2,563,768      $2,186,562      $1,965,416      $1,600,876      $979,275
  Ratio of expenses to average
    net assets..................         0.51%(b)         0.48%           0.44%           0.41%           0.40%         0.44%
  Ratio of net investment income
    to average net assets.......         5.28%(b)         5.08%           5.34%           5.27%           3.18%         3.05%
  Ratio of expenses to average
    net assets*.................         0.59%(b)         0.56%           0.55%           0.57%           0.59%         0.62%
  Ratio of net investment income
    to average net assets*......         5.20%(b)         5.00%           5.23%           5.12%           2.99%         2.87%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      PRIME MONEY MARKET FUND
                                          --------------------------------------------------------------------------------
                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                                                                 YEARS ENDED JUNE 30,
                                                            --------------------------------------------------------------
                                          DECEMBER 31,
                                              1997            1997          1996          1995         1994         1993
                                          ------------      --------      --------      --------      -------      -------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................    $  1.000        $  1.000      $  1.000      $  1.000      $ 1.000      $ 1.000
                                            --------        --------      --------      --------      -------      -------
Investment Activities
  Net investment income.................       0.025           0.048         0.051         0.050        0.027        0.030
                                            --------        --------      --------      --------      -------      -------
Less: Distributions
  Net investment income.................      (0.025)         (0.048)       (0.051)       (0.050)      (0.027)      (0.030)
                                            --------        --------      --------      --------      -------      -------
NET ASSET VALUE,
  END OF PERIOD.........................    $  1.000        $  1.000      $  1.000      $  1.000      $ 1.000      $ 1.000
                                            ========        ========      ========      ========      =======      =======
Total Return............................        2.56%(a)        4.94%         5.22%         5.08%        2.93%        2.83%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $558,256        $332,646      $315,374      $201,968      $74,759      $61,106
  Ratio of expenses to average net
    assets..............................        0.79%(b)        0.73%         0.69%         0.67%        0.65%        0.65%
  Ratio of net investment income to
    average net assets..................        5.01%(b)        4.83%         5.09%         5.02%        2.92%        2.67%
  Ratio of expenses to average net
    assets*.............................        0.89%(b)        0.91%         0.90%         0.92%        0.90%        0.99%
  Ratio of net investment income to
    average net assets*.................        4.91%(b)        4.65%         4.88%         4.77%        2.67%        2.33%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 PRIME MONEY MARKET FUND
                                                              ------------------------------
                                                                         CLASS B
                                                              ------------------------------

                                                               SIX MONTHS       NOVEMBER 21,
                                                                 ENDED            1996 TO
                                                              DECEMBER 31,        JUNE 30,
                                                                  1997            1997(A)
                                                                 ------            ------
                                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $1.000            $1.000
                                                                 ------            ------
Investment Activities
  Net investment income.....................................      0.022             0.026
                                                                 ------            ------
Less: Distributions
  Net investment income.....................................     (0.022)           (0.026)
                                                                 ------            ------
NET ASSET VALUE,
  END OF PERIOD.............................................      1.000             1.000
                                                                 ======            ======
Total Return................................................       2.18%(b)          2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................     $  740            $  618
  Ratio of expenses to average net assets...................       1.51%(c)          1.51%(c)
  Ratio of net investment income to average net assets......       4.29%(c)          4.16%(c)
  Ratio of expenses to average net assets*..................       1.59%(c)          1.59%(c)
  Ratio of net investment income to average net assets*.....       4.21%(c)          4.08%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MUNICIPAL MONEY MARKET FUND
                                        ----------------------------------------------------------------------------------
                                                                            FIDUCIARY
                                        ----------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED
                                                                                YEARS ENDED JUNE 30,
                                                          ----------------------------------------------------------------
                                        DECEMBER 31,
                                            1997            1997          1996          1995          1994          1993
                                        ------------      --------      --------      --------      --------      --------
                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.................    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                          --------        --------      --------      --------      --------      --------
Investment Activities
  Net investment income...............       0.017           0.031         0.033         0.032         0.021         0.021
                                          --------        --------      --------      --------      --------      --------
Less: Distributions
  Net investment income...............      (0.017)         (0.031)       (0.033)       (0.032)       (0.021)       (0.021)
                                          --------        --------      --------      --------      --------      --------
NET ASSET VALUE,
  END OF PERIOD.......................    $  1.000        $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                          ========        ========      ========      ========      ========      ========
Total Return..........................        1.67%(a)        3.19%         3.34%         3.28%         2.16%         2.15%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $500,105        $467,420      $459,807      $437,743      $352,702      $175,277
  Ratio of expenses to average net
    assets............................        0.44%(b)        0.43%         0.41%         0.41%         0.40%         0.46%
  Ratio of net investment income to
    average net assets................        3.30%(b)        3.16%         3.29%         3.26%         2.13%         2.12%
  Ratio of expenses to average net
    assets*...........................        0.55%(b)        0.55%         0.59%         0.59%         0.60%         0.66%
  Ratio of net investment income to
    average net assets*...............        3.19%(b)        3.04%         3.11%         3.08%         1.93%         1.92%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      MUNICIPAL MONEY MARKET FUND
                                             -----------------------------------------------------------------------------
                                                                                CLASS A
                                             -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                                                                  YEARS ENDED JUNE 30,
                                                               -----------------------------------------------------------
                                             DECEMBER 31,
                                                 1997           1997         1996         1995         1994         1993
                                             ------------      -------      -------      -------      -------      -------
                                             (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD......................    $ 1.000         $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                               -------         -------      -------      -------      -------      -------
Investment Activities
  Net investment income....................      0.015           0.029        0.030        0.030        0.021        0.019
                                               -------         -------      -------      -------      -------      -------
Less: Distributions
  Net investment income....................     (0.015)         (0.029)      (0.030)      (0.030)      (0.021)      (0.019)
                                               -------         -------      -------      -------      -------      -------
NET ASSET VALUE,
  END OF PERIOD............................    $ 1.000         $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                               =======         =======      =======      =======      =======      =======
Total Return...............................       1.54%(a)        2.97%        3.08%        3.02%        1.96%        1.89%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........    $96,383         $48,185      $50,720      $56,518      $41,595      $18,932
  Ratio of expenses to average net
    assets.................................       0.72%(b)        0.68%        0.66%        0.66%        0.65%        0.66%
  Ratio of net investment income to average
    net assets.............................       3.02%(b)        2.91%        3.04%        3.01%        1.92%        1.82%
  Ratio of expenses to average net
    assets*................................       0.86%(b)        0.90%        0.94%        0.94%        0.91%        1.01%
  Ratio of net investment income to average
    net assets*............................       2.88%(b)        2.69%        2.76%        2.73%        1.66%        1.47%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   OHIO MUNICIPAL MONEY MARKET FUND
                                            ------------------------------------------------------------------------------
                                                                              FIDUCIARY
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS                                                           JUNE 9,
                                               ENDED                                                              1993 TO
                                                                           YEARS ENDED JUNE 30,
                                                              ----------------------------------------------
                                            DECEMBER 31,                                                          JUNE 30,
                                                1997           1997         1996         1995         1994        1993(A)
                                            ------------      -------      -------      -------      -------      --------
                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................    $ 1.000         $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                              -------         -------      -------      -------      -------      -------
Investment Activities
  Net investment income...................      0.017           0.032        0.033        0.032        0.022        0.013
                                              -------         -------      -------      -------      -------      -------
Less: Distributions
  Net investment income...................     (0.017)         (0.032)      (0.032)      (0.032)      (0.022)      (0.013)
  In excess of net investment income......         --              --       (0.001)          --           --           --
                                              -------         -------      -------      -------      -------      -------
    Total Distributions...................     (0.017)         (0.032)      (0.033)      (0.032)      (0.022)      (0.013)
                                              -------         -------      -------      -------      -------      -------
NET ASSET VALUE,
  END OF PERIOD...........................    $ 1.000         $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                              =======         =======      =======      =======      =======      =======
Total Return..............................       1.69%(b)        3.22%        3.34%        3.20%        2.25%        2.14%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......    $62,322         $56,442      $55,915      $51,806      $55,375      $ 3,500
  Ratio of expenses to average net
    assets................................       0.39%(c)        0.40%        0.41%        0.41%        0.34%        0.08%(b)
  Ratio of net investment income to
    average net assets....................       3.34%(c)        3.17%        3.19%        3.13%        2.29%        2.07%(b)
  Ratio of expenses to average net
    assets*...............................       0.51%(c)        0.53%        0.71%        0.60%        0.57%        0.51%(b)
  Ratio of net investment income to
    average net assets*...................       3.22%(c)        3.04%        2.89%        2.94%        2.06%        1.64%(b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  OHIO MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------
                                                                               CLASS A
                                          ---------------------------------------------------------------------------------
                                           SIX MONTHS                                                           JANUARY 26,
                                             ENDED                                                                1993 TO
                                                                         YEARS ENDED JUNE 30,
                                                            ----------------------------------------------
                                          DECEMBER 31,                                                           JUNE 30,
                                              1997           1997         1996         1995         1994          1993(A)
                                          ------------      -------      -------      -------      -------      -----------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................    $ 1.000         $ 1.000      $ 1.000      $ 1.000      $ 1.000        $ 1.000
                                            -------         -------      -------      -------      -------        -------
Investment Activities
  Net investment income.................      0.016           0.029        0.030        0.029        0.021          0.009
                                            -------         -------      -------      -------      -------        -------
Less: Distributions
  Net investment income.................     (0.016)         (0.029)      (0.029)      (0.029)      (0.021)        (0.009)
  In excess of net investment income....         --              --       (0.001)          --           --             --
                                            -------         -------      -------      -------      -------        -------
    Total Distributions.................     (0.016)         (0.029)      (0.030)      (0.029)      (0.021)        (0.009)
                                            -------         -------      -------      -------      -------        -------
NET ASSET VALUE,
  END OF PERIOD.........................    $ 1.000         $ 1.000      $ 1.000      $ 1.000      $ 1.000        $ 1.000
                                            =======         =======      =======      =======      =======        =======
Total Return............................       1.56%(b)        2.96%        3.08%        2.98%        2.09%          2.34%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....    $34,918         $30,479      $41,132      $35,790      $37,356        $25,125
  Ratio of expenses to average net
    assets..............................       0.67%(c)        0.65%        0.66%        0.63%        0.44%          0.26%(b)
  Ratio of net investment income to
    average net assets..................       3.06%(c)        2.90%        2.94%        2.91%        2.05%          2.03%(b)
  Ratio of expenses to average net
    assets*.............................       0.82%(c)        0.88%        1.06%        0.95%        0.94%          0.92%(b)
  Ratio of net investment income to
    average net assets*.................       2.91%(c)        2.67%        2.54%        2.59%        1.55%          1.37%(b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of The One Group:
* are not deposits or obligations
  of, or guaranteed by, BANC ONE
  CORPORATION or its affiliates
* are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
* are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.

BANC ONE
INVESTMENT                                                       [LOGO]
ADVISORS
CORPORATION
                                                            TOG-F-034-AN(8/97)